SCHEDULE OF OPTIONS TO EMPLOYEES OUTSTANDING (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of outstanding shares	65	57	73
Weighted average remaining contractual life of outstanding share options	5 years
Number of exercisable shares	58	38
Exercise price two [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	5
Weighted average remaining contractual life of outstanding share options	2 years 5 months 15 days
Number of exercisable shares	5
Weighted average remaining contractual life of exercisable share options	2 years 5 months 15 days
Exercise price two [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 18.70
Exercise price two [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 23.32
Exercise price three [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	3
Weighted average remaining contractual life of outstanding share options	3 years 2 months 15 days
Number of exercisable shares	3
Weighted average remaining contractual life of exercisable share options	3 years 2 months 15 days
Exercise price three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 29.48
Exercise price three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 31.02
Exercise price four [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	6
Weighted average remaining contractual life of outstanding share options	1 year 4 months 28 days
Number of exercisable shares	6
Weighted average remaining contractual life of exercisable share options	1 year 4 months 28 days
Exercise price four [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 40.48
Exercise price four [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 48.18
Exercise price five [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	9
Weighted average remaining contractual life of outstanding share options	2 years 3 months 3 days
Number of exercisable shares	9
Weighted average remaining contractual life of exercisable share options	2 years 3 months 3 days
Exercise price five [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 52.80
Exercise price five [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 56.10
Options Outstanding Six [Member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	35
Weighted average remaining contractual life of outstanding share options	4 years 4 months 24 days
Number of exercisable shares	28
Weighted average remaining contractual life of exercisable share options	4 years 4 months 17 days
Options Outstanding Six [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 78.54
Options Outstanding Six [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 88.00
Options Outstanding Seven [Member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	7
Weighted average remaining contractual life of outstanding share options	3 years 10 days
Number of exercisable shares	7
Weighted average remaining contractual life of exercisable share options	3 years 10 days
Options Outstanding Seven [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 93.28
Options Outstanding Seven [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 108.90